Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of income tax benefit
	2015	2014
Federal	$-	$-
State	(488,933)	(616,872)
Income tax benefit	$(488,933)	$(616,872)

Schedule of deferred tax asset

	2015	2014
Net operating loss carry forwards	$31,216,000	$29,594,000
Orphan drug and research and development credit carry forwards	4,909,000	3,556,000
Equity based compensation	1,923,000	2,049,000
Intangibles	2,090,000	2,140,000
Total	40,138,000	37,339,000
Valuation allowance	(40,138,000)	(37,339,000)
Net deferred tax assets	$-	$-

Schedule of reconciliation of income tax rate

	2015	2014
Income tax loss at federal statutory rate	(34.00)%	(34.00)%
State tax benefits, plus sale of NJ NOLs, net of federal benefit	(6.00)	(6.00)
Subtotal	(40.00)	(40.00)
Valuation allowance	34.12	31.58
Income tax benefit	(5.88)%	(8.42)%